GOODWILL (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Goodwill impairment loss	$ 674,000	$ 879,000	$ 3,093,000
Accumulated impairment loss	7,098,000	6,424,000	$ 5,545,000
Certain Reporting Units [Member]
Goodwill [Line Items]
Goodwill impairment loss	$ 700,000
Term used for projected net cash flows	2 years
Discount rate	20.00%
Growth rate	0.00%
Certain Reporting Unit One [Member]
Goodwill [Line Items]
Goodwill impairment loss		$ 900,000
Term used for projected net cash flows		3 years
Discount rate		16.90%
Growth rate		0.00%